SCHEDULE OF LEASE LIABILITIES (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	$ 438,539	$ 789,369	$ 471,363
Additions		138,919	818,605
Disposal			(7,945)
Early termination of operating lease			(204,479)
Depreciation	(350,832)	(378,613)	(288,175)
Impairment		(111,136)
Right-of-use assets, ending balance	87,707	438,539	789,369
Carrying amount, beginning balance	656,794	779,854	398,431
New leases		138,919	818,605
Accretion of interest recognized during the year	14,454	30,305	24,370
Early termination of operating lease during the year			(207,018)
Payments	(548,690)	(292,284)	(254,534)
Carrying amount, ending balance	122,558	656,794	779,854
Current portion	122,558	534,235	178,001
Non-current portion		122,559	601,853
Office premises [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	438,539	789,369	391,918
Additions			818,605
Disposal
Early termination of operating lease			(204,479)
Depreciation	(350,832)	(350,830)	(216,675)
Impairment
Right-of-use assets, ending balance	87,707	438,539	789,369
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance			79,445
Additions
Disposal			(7,945)
Early termination of operating lease
Depreciation			(71,500)
Impairment
Right-of-use assets, ending balance
Shops [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance
Additions		138,919
Disposal
Early termination of operating lease
Depreciation		(27,783)
Impairment		(111,136)
Right-of-use assets, ending balance